Equity (Details Narrative)	12 Months Ended
Dec. 31, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Description of initial publlic offering	Company closed its initial public offering in Nasdaq of 2,500,000 American Depositary Shares (“ADSs”), each representing two ordinary shares of Brainsway, at a public offering price of $11.00 per ADS. The gross proceeds to the Company from the offering, before deducting the underwriting discounts and commissions and estimated offering expenses, are approximately $27.5 million.
Dekel [Member]
IfrsStatementLineItems [Line Items]
Shares par value	$ 0.3